PARTNERS' CAPITAL AND MEMBERHIP INTERESTS - Subordination and Cash Distribution Policy (Details)		1 Months Ended		12 Months Ended
	Oct. 03, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014 $ / shares	Dec. 31, 2013	Dec. 31, 2012
Schedule of Partners' Capital [Line Items]
Maximum period following end of quarter to distribute all available cash				45 days
General partner
Schedule of Partners' Capital [Line Items]
General partner interest (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Condition one
Schedule of Partners' Capital [Line Items]
Minimum quarterly distribution (in dollars per share)				$ 1.60
Term for condition to be met to end subordination period				3 years
Condition one | General partner
Schedule of Partners' Capital [Line Items]
General partner interest (as a percent)				2.00%
Subordinated units
Schedule of Partners' Capital [Line Items]
Common unit per subordinated unit upon conversion at end of subordination period (in shares)				1